Portfolio of Investments – as of March 31, 2024 (Unaudited)
Natixis Gateway Quality Income ETF

Shares	Description	Value (†)
Common Stocks — 90.2% of Net Assets
	Aerospace & Defense — 0.5%
837	Lockheed Martin Corp.	$380,726
	Air Freight & Logistics — 0.6%
1,929	C.H. Robinson Worldwide, Inc.	146,874
2,383	Expeditors International of Washington, Inc.	289,701
		436,575
	Automobiles — 1.5%
29,232	Ford Motor Co.	388,201
4,603	Tesla, Inc.(a)	809,161
		1,197,362
	Beverages — 0.9%
12,127	Monster Beverage Corp.(a)	718,889
	Biotechnology — 2.3%
3,038	Incyte Corp.(a)	173,075
511	Regeneron Pharmaceuticals, Inc.(a)	491,833
2,828	Vertex Pharmaceuticals, Inc.(a)	1,182,132
		1,847,040
	Broadline Retail — 4.0%
17,635	Amazon.com, Inc.(a)	3,181,001
	Building Products — 0.5%
2,007	A.O. Smith Corp.	179,546
1,161	Builders FirstSource, Inc.(a)	242,127
		421,673
	Capital Markets — 0.5%
622	MarketAxess Holdings, Inc.	136,374
1,895	T. Rowe Price Group, Inc.	231,038
		367,412
	Commercial Services & Supplies — 1.3%
13,786	Copart, Inc.(a)	798,485
4,594	Rollins, Inc.	212,565
		1,011,050
	Communications Equipment — 1.4%
1,069	Arista Networks, Inc.(a)	309,988
16,802	Cisco Systems, Inc.	838,588
		1,148,576
	Consumer Staples Distribution & Retail — 6.1%
2,133	Costco Wholesale Corp.	1,562,700
10,858	Kroger Co.	620,318
8,278	Sysco Corp.	672,008
1,427	Target Corp.	252,879
11,834	Walgreens Boots Alliance, Inc.	256,679
24,632	Walmart, Inc.	1,482,107
		4,846,691
	Distributors — 0.3%
634	Pool Corp.	255,819
	Diversified Telecommunication Services — 0.7%
31,620	AT&T, Inc.	556,512
	Entertainment — 0.3%
2,327	Live Nation Entertainment, Inc.(a)	246,127
	Financial Services — 4.6%
1,202	Jack Henry & Associates, Inc.	208,823
3,571	Mastercard, Inc., Class A	1,719,687
6,309	Visa, Inc., Class A	1,760,716
		3,689,226
	Food Products — 1.4%
8,771	Archer-Daniels-Midland Co.	550,907
2,398	Bunge Global SA	245,843
1,775	Hershey Co.	345,237
		1,141,987
Shares	Description	Value (†)
	Ground Transportation — 1.1%
1,336	J.B. Hunt Transport Services, Inc.	$266,198
2,946	Old Dominion Freight Line, Inc.	646,087
		912,285
	Health Care Equipment & Supplies — 1.7%
1,172	Align Technology, Inc.(a)	384,322
2,647	Edwards Lifesciences Corp.(a)	252,947
1,365	IDEXX Laboratories, Inc.(a)	737,005
		1,374,274
	Health Care Providers & Services — 5.0%
4,049	Cardinal Health, Inc.	453,083
2,735	Cencora, Inc.	664,578
8,770	Centene Corp.(a)	688,270
1,710	Humana, Inc.	592,891
2,189	McKesson Corp.	1,175,165
956	Molina Healthcare, Inc.(a)	392,753
		3,966,740
	Hotels, Restaurants & Leisure — 1.4%
6,974	Airbnb, Inc., Class A(a)	1,150,431
	Household Durables — 1.0%
2,516	Garmin Ltd.	374,557
53	NVR, Inc.(a)	429,298
		803,855
	Insurance — 1.7%
7,350	MetLife, Inc.	544,708
417	Progressive Corp.	86,244
5,924	Prudential Financial, Inc.	695,478
		1,326,430
	Interactive Media & Services — 7.8%
24,500	Alphabet, Inc., Class A(a)	3,697,785
5,228	Meta Platforms, Inc., Class A	2,538,612
		6,236,397
	IT Services — 1.7%
3,812	Accenture PLC, Class A	1,321,277
	Life Sciences Tools & Services — 0.6%
1,214	West Pharmaceutical Services, Inc.	480,392
	Machinery — 0.3%
838	Illinois Tool Works, Inc.	224,861
	Metals & Mining — 1.3%
3,287	Nucor Corp.	650,497
2,500	Steel Dynamics, Inc.	370,575
		1,021,072
	Multi-Utilities — 0.5%
5,865	Public Service Enterprise Group, Inc.	391,665
	Oil, Gas & Consumable Fuels — 5.7%
5,066	APA Corp.	174,169
10,534	Devon Energy Corp.	528,596
9,575	EOG Resources, Inc.	1,224,068
3,356	Exxon Mobil Corp.	390,101
1,652	Marathon Petroleum Corp.	332,878
5,714	Phillips 66	933,325
5,595	Valero Energy Corp.	955,011
		4,538,148
	Passenger Airlines — 0.4%
9,769	Southwest Airlines Co.	285,157
	Pharmaceuticals — 0.3%
19,645	Viatris, Inc.	234,561
	Professional Services — 1.2%
5,272	Paychex, Inc.	647,402

Shares	Description	Value (†)
	Professional Services — continued
720	Paycom Software, Inc.	$143,287
1,754	Robert Half, Inc.	139,057
		929,746
	Semiconductors & Semiconductor Equipment — 7.9%
6,528	Applied Materials, Inc.	1,346,269
5,383	NVIDIA Corp.	4,863,864
736	Teradyne, Inc.	83,043
		6,293,176
	Software — 11.2%
1,302	Adobe, Inc.(a)	656,989
911	Autodesk, Inc.(a)	237,243
3,676	Cadence Design Systems, Inc.(a)	1,144,265
10,460	Fortinet, Inc.(a)	714,523
8,163	Microsoft Corp.	3,434,337
3,977	Palo Alto Networks, Inc.(a)	1,129,985
5,089	Salesforce, Inc.	1,532,705
127	ServiceNow, Inc.(a)	96,825
		8,946,872
	Specialty Retail — 3.0%
3,171	Best Buy Co., Inc.	260,117
3,959	Home Depot, Inc.	1,518,673
2,117	TJX Cos., Inc.	214,706
806	Ulta Beauty, Inc.(a)	421,441
		2,414,937
	Technology Hardware, Storage & Peripherals — 6.4%
29,807	Apple, Inc.	5,111,304
	Textiles, Apparel & Luxury Goods — 1.3%
1,893	Lululemon Athletica, Inc.(a)	739,501
3,328	NIKE, Inc., Class B	312,765
		1,052,266
	Trading Companies & Distributors — 1.8%
9,383	Fastenal Co.	723,804
726	W.W. Grainger, Inc.	738,560
		1,462,364
	Total Common Stocks (Identified Cost $67,471,204)	71,924,876

Principal Amount	Description	Value (†)
Equity-Linked Notes — 9.0%
$998,743	BNP Paribas Issuance BV, (S&P 500 Index), 81.000%, 4/05/2024(b)	$880,289
1,948,783	BNP Paribas Issuance BV, (S&P 500 Index), 76.660%, 4/26/2024(b)	1,930,351
1,148,571	Morgan Stanley Finance LLC, (S&P 500 Index), 89.600%, 4/11/2024(b)	1,053,962
1,869,842	Morgan Stanley Finance LLC, (S&P 500 Index), 77.500%, 4/19/2024(b)	1,792,760
1,571,481	Royal Bank of Canada, (S&P 500 Index), 72.310%, 5/03/2024(b)	1,542,816
	Total Equity-Linked Notes (Identified Cost $7,537,421)	7,200,178

Short-Term Investments — 2.0%
1,608,046	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2024 at 3.500% to be repurchased at $1,608,672 on 4/01/2024 collateralized by $1,649,200 U.S. Treasury Note, 3.625% due 5/15/2026 valued at $1,640,221 including accrued interest(c) (Identified Cost $1,608,046)	1,608,046
	Total Investments — 101.2% (Identified Cost $76,616,671)	80,733,100
	Other assets less liabilities — (1.2)%	(952,247)
	Net Assets — 100.0%	$79,780,853

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Equity-linked notes are priced by an approved third-party or affiliated pricing service or at an evaluated price provided by a counterparty or broker-dealer. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the value of Rule 144A holdings amounted to
$7,200,178 or 9.0% of net assets.

(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of March 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$71,924,876	$ —	$ —	$71,924,876
Equity-Linked Notes	—	7,200,178	—	7,200,178
Short-Term Investments	—	1,608,046	—	1,608,046
Total Investments	$71,924,876	$8,808,224	$—	$80,733,100

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2024 (Unaudited)
Software	11.2%
Semiconductors & Semiconductor Equipment	7.9
Interactive Media & Services	7.8
Technology Hardware, Storage & Peripherals	6.4
Consumer Staples Distribution & Retail	6.1
Oil, Gas & Consumable Fuels	5.7
Health Care Providers & Services	5.0
Financial Services	4.6
Broadline Retail	4.0
Specialty Retail	3.0
Biotechnology	2.3
Other Investments, less than 2% each	26.2
Equity-Linked Notes	9.0
Short-Term Investments	2.0
Total Investments	101.2
Other assets less liabilities	(1.2)
Net Assets	100.0%